WARRANTS	12 Months Ended
Dec. 31, 2023
Warrants
WARRANTS

10.	WARRANTS

The table below sets forth warrant activity during the years ended December 31, 2023 and 2022:

	Number of Warrants	Weighted Average Exercise Price
Balance at January 1, 2023	3,141	$0.015
Granted	–	–
Exercised	–	–
Expired	(1)	0.0146
Balance at December 31, 2023	3,140	0.015
Warrants Exercisable at December 31, 2023	3,140	$0.015

	Number of Warrants	Weighted Average Exercise Price
Balance at January 1, 2022	3,259	$0.02
Granted	–	–
Exercised	–	–
Expired	(118)	0.146
Balance at December 31, 2022	3,141	0.015
Warrants Exercisable at December 31, 2022	3,141	$0.015

As a result of the settlement agreement with Red Rock on July 29, 2022, the Company required the previous owners to relinquish warrants for 25,000 shares of common stock. The warrants were returned and cancelled during the second quarter of 2023. There was no impact on the consolidated financial statements as of December 31, 2022.